Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2019
May 21, 2015 [Member]
Organization and Principal Activities (Textual)
Name	AGM Technology Limited ("AGM HK")
Date of Incorporation	May 21, 2015
Place of Incorporation	Hong Kong
Percentage of Effective Ownership	100.00%
Principal Activities	Online trading service
October 13, 2015 [Member]
Organization and Principal Activities (Textual)
Name	AGM Tianjin Construction Development Co., Ltd. ("AGM Tianjin") formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd.
Date of Incorporation	Oct. 13, 2015
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Holding entity
November 13, 2015 [Member]
Organization and Principal Activities (Textual)
Name	Beijing AnGaoMeng Technology Service Co., Ltd. ("AGM Beijing")
Date of Incorporation	Nov. 13, 2015
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
September 28, 2016 [Member]
Organization and Principal Activities (Textual)
Name	Nanjing Xingaomeng Software Technology Co., Ltd. (AGM Nanjing")
Date of Incorporation	Sep. 28, 2016
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
June 14, 2017 [Member]
Organization and Principal Activities (Textual)
Name	AGM Software Service LTD ("AGM Software")
Date of Incorporation	Jun. 14, 2017
Place of Incorporation	BVI
Percentage of Effective Ownership	100.00%
Principal Activities	Core technology service provider
September 29, 2017 [Member]
Organization and Principal Activities (Textual)
Name	Anyi Network Inc. ("Anyi Network")
Date of Incorporation	Sep. 29, 2017
Place of Incorporation	Cayman
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
October 23, 2017 [Member]
Organization and Principal Activities (Textual)
Name	Anyi Technology Limited ("Anyi Technology")
Date of Incorporation	Oct. 23, 2017
Place of Incorporation	Hong Kong
Percentage of Effective Ownership	100.00%
Principal Activities	Product marketing hub
November 13, 2017 [Member]
Organization and Principal Activities (Textual)
Name	Jiangsu AnyiWang Network Technology Co., Ltd. ("Jiangsu AnYiWang")
Date of Incorporation	Nov. 13, 2017
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
January 2, 2018 [Member]
Organization and Principal Activities (Textual)
Name	Beijing AnyiWang Technology Co., Ltd. ("Beijing AnyiWang")
Date of Incorporation	Jan. 02, 2018
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
November 27, 2017 [Member]
Organization and Principal Activities (Textual)
Name	Changzhou AnyiWang Network Technology Co., Ltd. ("Changzhou AnyiWang")
Date of Incorporation	Nov. 27, 2017
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
November 20, 2017 [Member]
Organization and Principal Activities (Textual)
Name	Lianyungang AnyiWang Software Co., Ltd. ("Lianyungang AnyiWang")
Date of Incorporation	Nov. 20, 2017
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
May 3, 2018 [Member]
Organization and Principal Activities (Textual)
Name	Tongshan Naquan Technology Service Co., Ltd. ("Tongshan Naquan")
Date of Incorporation	May 03, 2018
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
March 8, 2018 [Member]
Organization and Principal Activities (Textual)
Name	Hubei AnyiWang Network Technology Co., Ltd. ("Hubei AnyiWang")
Date of Incorporation	Mar. 08, 2018
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider